Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000126627
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Flex ETF Portfolio
Class Name	Portfolio
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Flex ETF Portfolio for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fund	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Stocks continued positive momentum through the 2nd quarter to post strong first-half gains. While the large cap S&P 500 was again the leader, a small group of stocks in the index delivered most of the outperformance. Nvidia has almost singlehandedly pushed the S&P 500 far beyond the results of other global indices year to date (YTD). As the size of Nvidia grew, the representation in the TOPS portfolios also increased. Fortunately, in the case of NVIDIA, this has richly rewarded our investors. Nvidia represents roughly 12% of the exposure in the SPDR Portfolio S&P 500 Growth ETF, a top holding in the TOPS allocations. The Barclay’s U.S. Aggregate Bond Index finished the first half slightly negative. However, the bond positioning in the Portfolios has significantly benefited investors, as the portfolio management team's portfolio decisions resulted in a positive return YTD for fixed income, outperforming the index by about 1%, depending on the portfolio. Most equities remain positive for the year. Growth stocks (S&P 500 Growth) are outperforming value stocks (S&P 500 Value), returning +23.6% and +5.8%, respectively. Midcap (S&P 400, +6.2%) has outperformed small cap (S&P 600, -0.7%) year-to-date. Emerging markets (MSCI Emerging Markets) have returned +7.5%, outpacing developed international (MSCI EAFE), which has returned +5.3%. Natural resources (S&P GSSI NA Natural Resources, +9.6%) is up for the year, while real estate (MSCO World Real Estate, -3.0%) is down so far this year.

Year-to-date, the Barclay’s US TIPS Index had a +0.7% return, while the Barclay’s US Aggregate Bond Index was down -0.7%. Credit (ICE BofA US Corporate Index, +0.0%) has outperformed government (ICE BofA US Treasury Index, -0.8%) so far this year. Investment grade corporates (iBoxx USD Liquid Investment Grade Index, -1.2%) and international bond indexes (Bloomberg Global Aggregate ex-USD,    -0.3%) are negative on the year, while high yield (Solactive USD High Yield Corporates, +2.2%) is positive. The 10-year US Treasury yield increased from 3.88% to 4.36% in the first half of the year.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Flex ETF Portfolio	S&P 500® Index
Jun-2014	$10,000	$10,000
Jun-2015	$9,964	$10,742
Jun-2016	$9,561	$11,171
Jun-2017	$10,349	$13,170
Jun-2018	$10,783	$15,064
Jun-2019	$11,171	$16,633
Jun-2020	$11,168	$17,881
Jun-2021	$13,173	$25,175
Jun-2022	$11,929	$22,503
Jun-2023	$12,352	$26,912
Jun-2024	$13,365	$33,521

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 years	10 Years
TOPS Managed Risk Flex ETF Portfolio	3.57%	8.20%	3.65%	2.94%
S&P 500® Index	15.29%	24.56%	15.05%	12.86%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Jun. 30, 2024
AssetsNet	$ 140,499,174
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 214,324
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$140,499,174 Number of Portfolio Holdings29 Advisory Fee $214,324 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.5%
Money Market Funds	11.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	10.7%
Vanguard FTSE Developed Markets ETF	9.0%
Vanguard Short-Term Inflation-Protected Securities ETF	9.0%
SPDR Portfolio Short Term Corporate Bond ETF	7.2%
iShares iBoxx $ Investment Grade Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	5.4%
Vanguard Short-Term Treasury ETF	4.5%
iShares Global REIT ETF	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2024.